Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 3,505	$ 913	$ 1,844
Income taxes net of refunds	105,736	124,984	70,889
Makdad Industrial Supply Co., Inc
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	0	997	0
Acme Refrigeration of Baton Rouge LLC
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	0	2,551	0
N&S Supply of Fishkill, Inc
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	$ 0	$ 0	$ (161)